Related Party Transactions (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Aug. 31, 2023	Feb. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2022
Related Party Transaction [Line Items]
Revenue			$ 844,000,000	$ 806,000,000	$ 1,783,000,000	$ 1,481,000,000
Operating expenses			748,000,000	916,000,000	1,472,000,000	1,449,000,000
Accounts receivable, net			1,006,000,000		1,006,000,000		$ 781,000,000
Other current liabilities			400,000,000		400,000,000		835,000,000
Contract liabilities			218,000,000		218,000,000		198,000,000
Allowance for current expected credit losses					16,000,000
Accounts receivable, allowance			19,000,000		19,000,000		3,000,000
Proceeds from equity method investments			1,000,000	2,100,000	1,300,000	2,400,000
Total prepaid expenses and other current assets			246,000,000		246,000,000		157,000,000
Other non-current assets			254,000,000		254,000,000		270,000,000
Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost			27,000,000		27,000,000		26,000,000
IoTP
Related Party Transaction [Line Items]
Non-cash distribution, disposal of investment	$ 12,000,000
Cerfe Labs, Inc. | Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost			3,200,000		3,200,000		3,100,000
Ampere | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets			33,100,000		33,100,000		32,400,000
Related Parties
Related Party Transaction [Line Items]
Revenue			192,000,000	162,000,000	316,000,000	302,000,000
Operating lease, lease income, lease payments			300,000	400,000	700,000	900,000
Accounts receivable, net			164,000,000		164,000,000		182,000,000
Other current liabilities			12,000,000		12,000,000		7,000,000
Contract liabilities			107,000,000		107,000,000		107,000,000
Related Parties | Arduino | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets			16,400,000		16,400,000		16,200,000
Service Share Arrangement | Related Parties
Related Party Transaction [Line Items]
Revenue			147,700,000	162,000,000	270,300,000	300,900,000
Operating expenses			15,200,000	17,500,000	31,400,000	33,600,000
Net receivable			168,900,000		168,900,000		175,800,000
Accounts receivable, net			179,500,000		179,500,000		181,100,000
Other current liabilities			10,600,000		10,600,000		5,300,000
Contract liabilities			106,900,000		106,900,000		105,700,000
Allowance for current expected credit losses			0	0	16,000,000	0
Accounts receivable, allowance			16,000,000		16,000,000		0
Common Control in SoftBank | Related Parties
Related Party Transaction [Line Items]
Revenue			43,200,000		43,200,000
Accounts receivable, net			0		0		800,000
Contract liabilities			0		0		1,600,000
Contract assets			43,200,000		43,200,000		3,100,000
Other Equity Investments | Related Parties
Related Party Transaction [Line Items]
Revenue			600,000	100,000	2,000,000	1,100,000
Accounts receivable, net			0		0		200,000
Contract liabilities			200,000		200,000		0
Contract assets			12,100,000		12,100,000		18,700,000
Linaro Agreement | Related Parties
Related Party Transaction [Line Items]
Other current liabilities			1,100,000		1,100,000		1,300,000
Subscription costs incurred			3,000,000	2,400,000	5,400,000	4,700,000
Amounts of transaction		$ 4,000,000
Related party transaction, term		5 years
Total prepaid expenses and other current assets			3,200,000		3,200,000		$ 3,200,000
Other Entities Controlled By SoftBank Group | Related Parties
Related Party Transaction [Line Items]
Revenue			0	$ 400,000	0	$ 600,000
Accounts receivable, net			0		0
Contract liabilities			0		0
Contract assets			$ 0		$ 0
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage								10.00%
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage								48.20%